Note 14 - Provision for Site Reclamation and Closure (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
	Quebec	Nunavut	Total
Balance at December 31, 2023	$1,569	$2,926	$4,495
Accretion	50	96	146
Change in estimate	(23)	427	404
Balance at December 31, 2024	$1,596	$3,449	$5,045
Addition	216	-	216
Accretion	41	106	147
Change in estimate	(814)	(121)	(935)
Balance at December 31, 2025	$1,039	$3,434	$4,473